CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 12,725	$ 17,393	$ 6,997
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,994	5,911	4,866
Compensation related to employees' share option plan	2,776	1,954	3,285
Adjustments related to restructured debt	971	(836)	(3,046)
Revaluation of financial assets and other, net	1,196	569	(373)
Deferred income taxes, net	1,086	793	810
Decrease (increase) in trade receivables, net	(4,562)	(4,291)	483
Decrease (increase) in inventories and finished goods used in operations	(10,433)	(4,763)	10,427
Increase in prepaid expenses and other receivables	(1,652)	(188)	(1,285)
Increase (decrease) in trade payables	6,377	9,458	(15,824)
Increase (decrease) in other accounts payables and accrued expenses (including short and long-term deferred revenues and customer advances)	(1,857)	1,983	(1,076)
Increase in accrued post-employment benefits, net	250	225	325
Increase (decrease) in other long-term liabilities	(1,379)	1,179	1,400
Net cash provided by operating activities	12,492	29,387	6,989
Cash flows from investing activities:
Purchase of property and equipment	(3,836)	(3,624)	(3,895)
Investment in short-term and long-term bank deposits	(365)	(131)	(875)
Proceeds from maturity of short term bank deposits	553	159	9,021
Net cash provided by (used in) investing activities	(3,648)	(3,596)	4,251
Cash flows from financing activities:
Proceeds from exercise of share options	2,682	12	2
Issuance of share capital, net	67,295
Repayments of long-term loan from bank	(15,000)	(10,266)	(15,133)
Net cash provided (used) in financing activities	54,977	(10,254)	(15,131)
Effect of exchange rate change on cash and cash equivalents	(1,042)	171	(29)
Increase (decrease) in cash and cash equivalents	62,779	15,708	(3,920)
Cash and cash equivalents at beginning of period	42,811	27,103	31,023
Cash and cash equivalents at end of period	105,590	42,811	27,103
Supplemental disclosure of cash flow activities:
Cash paid during the period for Interest	3,604	3,738	3,841
Cash paid during the period for income taxes	907	1,669	1,050
Supplemental disclosure of non-cash investing and financing activities:
Prepaid issuance costs	311
Purchase of property and equipment	$ 397